Other current assets (Tables)	12 Months Ended
Apr. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other current assets
	As of April 30,
	2024	2025	2025
	S$	S$	US$
Deposit	43,250	48,108	36,851
Prepayment	20,898	44,042	33,736
Other current assets	1,008	48,250	36,959
	65,156	140,400	107,546